PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Income Trust. The report covers the six-month period from February 1, 1998, through July 31, 1998, and includes the trust's investment review, portfolio of investments and financial statements.

This trust pursues an attractive level of monthly income through a diversified portfolio of mortgage-backed securities. During the reporting period, the trust maintained its AAAf rating by Standard & Poor's, the highest available from this independent rating service.*

Over the reporting period, the trust paid dividends totaling $0.31 per share for Institutional Shares and $0.30 per share for Institutional Service Shares. Net asset value for both share classes decreased by $0.02 to end the reporting period at $10.36. Total returns for Institutional Shares and Institutional Service Shares were 2.82%** and 2.71%,** respectively. The trust's net assets totaled $762 million on the last day of the reporting period.

We appreciate your continued confidence in Federated Income Trust. As always, we welcome your questions and comments.

Sincerely,

[graphic]

Glen R. Johnson
President
September 15, 1998

 * An AAAf rating means that the trust's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

Federated Income Trust provides shareholders with a professionally managed portfolio of U.S. government securities. The trust offers daily liquidity, credit control, and other advantages over comparable U.S. Treasuries, while at the same time allowing investors to avoid the complexities of managing a portfolio of mortgage-backed securities. Shareholders hold an interest in a diversified portfolio, managed with very conservative disciplines.

During the semi-annual reporting period, the U.S. economy dealt with a confluence of events. The events ranged from concerns over Asia's financial turmoil to a stronger domestic economy. The divergence in these events creates a problem for the Federal Reserve Board (the "Fed"). The Fed cannot respond to the continued strength in the U.S. economy and the tightness in the domestic labor markets. This is due to the uncertain impact that a tighter Fed monetary policy would have on Asia and the emerging market economies. The result has been a Fed that continues to be on hold. This global tug-of-war has benefited the U.S. Treasury market as the long bond yield has declined to all time historic lows. The decline in interest rates has been a direct result of the worldwide flight-to-quality. This flight is due to concerns over Asian financial woes, and the spreading of those problems to other developing countries.

The impact to the mortgage market has been a widening in both nominal and option adjusted spreads. There are two reasons for this widening. The first reason has been investors' concerns over an increase in prepayment activity. Prepayment numbers, while robust, are below the 1992-93 experience and show a gradual reduction in prepayment demand. In order to have prepayment risk become a dominant issue for investors, the prevailing mortgage rate would need to decline below 6.7%. Additionally, the widening in mortgage spreads is adequately compensating investors against the possibility of faster prepayments. The second reason is due to the turmoil in the foreign and corporate debt markets. The outcome of this worldwide turmoil has been a general widening of spreads in all fixed income sectors.

Current portfolio strategy targets an effective duration of 2.64 years which is neutral to the Lehman Brothers Mortgage-Backed Security Index.* The asset allocation mix reflects a blend of GNMA and conventional mortgage-backed securities with a diversified range of coupons averaging 6.96%. During the semi-annual reporting period, the trust continually upgraded its prepayment protection to guard against unexpected increases in prepayments. These purchases focused on newly originated GNMA securities. The GNMA borrower tends to be slow to take advantage of refinancing due to income constraints and the inability to finance up-front costs. During the first half of 1998, prepayments for current GNMA securities have averaged 35% slower than comparable conventional securities.

Overall, our view on the mortgage market is one of fair value when viewed from a historical spread and prepayment perspective. The widening of spreads in other fixed income markets combined with the turmoil in Russia, Asia, and Latin America portray a near-term difficult time for mortgages.

As of July 31, 1998, total net assets were $762.5 million and the average 30-day net yield as calculated under Securities and Exchange Commission guidelines was 6.08%** for Institutional Shares and 5.86%** for Institutional Service Shares. Rated AAAf by Standard & Poor's for credit quality, the trust remains committed to competitive yields and daily liquidity.+

 * Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. This index is unmanaged, and investments cannot be made in an index.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 + An AAAf rating means that the trust's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

PORTFOLIO OF INVESTMENTS
FEDERATED INCOME TRUST
JULY 31, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                        VALUE
LONG-TERM OBLIGATIONS--98.3%
(A)FEDERAL HOME LOAN MORTGAGE CORP.--22.1%
$    113,884   10.50%, 7/1/2000                                                           $         116,173
     114,733   11.50%, 12/1/2014                                                                    129,757
     179,071   11.00%, 5/1/2000                                                                     182,904
   9,408,977   9.50%, 11/1/2009 - 12/1/2022                                                      10,195,417
   2,569,227   9.00%, 4/1/2009 - 2/1/2013                                                         2,716,160
  12,415,743   8.00%, 6/1/2027                                                                   12,861,965
  48,207,147   7.50%, 12/1/2022 - 6/1/2027                                                       49,497,540
  67,296,951   7.00%, 10/1/2007 - 6/1/2028                                                       68,432,532
  24,356,191   6.00%, 3/1/2011 - 6/1/2011                                                        24,143,074
                Total                                                                          168,275,52 2
(A)FEDERAL HOME LOAN MORTGAGE CORP. REMIC--5.5%
  12,675,000   7.50%, Series 2081-ED (Interest Only), 8/15/2028                                   4,079,766
  15,000,000   6.50%, Series 1992-PM, 2/15/2026                                                  15,007,200
  15,000,000   6.50%, Series 1959-C, 5/15/2027                                                   14,901,750
  15,384,615   6.50%, Series 2070-IO (Interest Only), 7/15/2028                                   4,942,308
   3,287,334   0.00%, Series 2015-PO (Principal Only), 12/15/2027                                 2,435,717
     472,897   0.00%, Series 2031-BO (Principal Only), 2/20/2028                                    345,659
                  Total                                                                          41,712,400
(A)FEDERAL NATIONAL MORTGAGE ASSOCIATION--25.2%
  11,424,494   10.50%, 12/1/2019 - 4/1/2022                                                      12,721,758
  17,870,246   10.00%, 11/1/2009 - 4/1/2025                                                      19,580,160
  15,910,335   8.00%, 12/1/2026                                                                  16,487,085
   6,491,067   7.50%, 3/1/2010 - 7/1/2028                                                         6,701,113
  28,310,000   (b)7.00%, 8/1/2028 (TBA)                                                          28,716,815
   6,895,294   7.00%, 1/1/2013 - 5/1/2013                                                         7,026,718
  82,868,182   6.00%, 3/1/2013 - 5/1/2013                                                        81,494,974
  20,000,000   (b)6.00%, 8/1/2013 (TBA)                                                          19,762,400
                Total                                                                          192,491,02 3

FEDERATED INCOME TRUST

PRINCIPAL
  AMOUNT                                                                                        VALUE
LONG-TERM OBLIGATIONS--CONTINUED
(A)FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--2.4%
$  44,350,000   2.84%, Series 98-46-SC (Interest Only/Inverse Floater), 5/18/2028            $      5,107,346
   17,293,108   0.00%, Series 98-40-PO, 6/17/2028 (Principal Only)                                 13,034,680
                   Total                                                                           18,142,026
(A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--42.0%
   58,461,252   8.00%, 2/15/2027 - 3/15/2028                                                       60,653,549
   43,010,874   7.50%, 5/15/2028                                                                   44,260,770
   35,525,000   (b)TBA, 7.50%, 8/1/2028 (TBA)                                                      36,557,357
   62,800,000   (b)TBA, 7.00%, 8/1/2028 (TBA)                                                      63,801,032
   30,617,690   7.00%, 11/15/2026 - 12/15/2026                                                     31,115,228
   83,731,374   6.50%, 12/15/2023 - 7/15/2028                                                      83,919,127
                 Total                                                                            320,307,063
(A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION REMIC--1.1%
   19,313,862   8.00%, Series 97-7-PI, 5/16/2027 (Interest Only)                                    5,963,155
    3,645,934   0.00%, Series 97-17 PO, 12/20/2027 (Principal Only)                                 2,704,846
                     Total                                                                          8,668,001
                  TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $744,507,385)                     749,596,03 5
(C)REPURCHASE AGREEMENTS--14.2%
  16,925,000   BT Securities Corp., 5.64%, dated 7/31/1998, due 8/3/1998                           16,925,000
  28,300,000   (d)Goldman Sachs Group, LP, 5.54%, dated 7/7/1998, due 8/13/1998                    28,300,000
  62,800,000   (d)Warburg Dillon Reed LLC, 5.53%, dated 7/16/1998, due 8/19/1998                   62,800,000
                 TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                  108,025,000
                 TOTAL INVESTMENTS (IDENTIFIED COST $852,532,385)(E)                          $   857,621,035

 (a) Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates 1-10 years.
 (b) Indicates securities subject to dollar roll transactions with a total market value of $148,837,604.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if creditworthiness of the issuer is downgraded.

 (e) The cost of investments for federal tax purposes amounts to $852,532,385. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $5,088,650 which is comprised of $6,491,343 appreciation and $1,402,693 depreciation at July 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($762,526,895) at July 31, 1998.
The following acronyms are used throughout this portfolio:

LLC --Limited Liability Corporation
LP --Limited Partnership
REMIC --Real Estate Mortgage Investment Conduit
TBA --To Be Announced

(See Notes which are an integral part of the Financial Statements) STATEMENT OF ASSETS AND LIABILITIES

FEDERATED INCOME TRUST
JULY 31, 1998 (UNAUDITED)

ASSETS:
Investments in repurchase agreements                                  $ 108,025,000
Investments in securities                                               749,596,035
Total investments in securities, at value (identified and
tax cost $852,532,385)                                                                $ 857,621,035
Income receivable                                                                         4,193,265
Receivable for investments sold                                                          61,494,410
Receivable for shares sold                                                                  455,789
Total assets                                                                            923,764,499
LIABILITIES:
Payable for investments purchased                                       128,608,137
Payable for shares redeemed                                                  15,638
Income distribution payable                                               3,787,059
Payable for dollar roll transactions                                     28,639,803
Accrued expenses                                                            186,967
Total liabilities                                                                       161,237,604
NET ASSETS for 73,614,224 shares outstanding                                          $ 762,526,895
NET ASSETS CONSIST OF:
Paid in capital                                                                       $ 861,787,554
Net unrealized appreciation of investments                                                5,088,650
Accumulated net realized loss on investments                                           (104,973,188)
Undistributed net investment income                                                         623,879
Total Net Assets                                                                      $ 762,526,895
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$713,886,878 / 68,918,391 shares outstanding                                                 $10.36
INSTITUTIONAL SERVICE SHARES:
$48,640,017 / 4,695,833 shares outstanding                                                   $10.36

(See Notes which are an integral part of the Financial Statements) STATEMENT OF OPERATIONS

FEDERATED INCOME TRUST
SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest (net of dollar roll expense of $2,356,294)                                            $ 25,995,226
EXPENSES:
Investment advisory fee                                                          $ 1,542,823
Administrative personnel and services fee                                            290,822
Custodian fees                                                                        32,408
Transfer and dividend disbursing agent fees and expenses                              59,979
Directors'/Trustees' fees                                                              4,989
Auditing fees                                                                         12,020
Legal fees                                                                             2,800
Portfolio accounting fees                                                             70,461
Distribution services fee--Institutional Service Shares                               56,655
Shareholder services fee--Institutional Shares                                       907,609
Shareholder services fee--Institutional Service Shares                                56,655
Share registration costs                                                              15,105
Printing and postage                                                                   9,320
Insurance premiums                                                                     1,069
Taxes                                                                                     91
Miscellaneous                                                                          7,768
Total expenses                                                                     3,070,574
Waivers--
Waiver of distribution services fee--Institutional Service Shares    $ (54,389)
Waiver of shareholder services fee--Institutional Shares              (762,391)
Total waivers                                                                       (816,780)
Net expenses                                                                                      2,253,794
Net investment income                                                                            23,741,432
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                  1,183,746
Net change in unrealized depreciation of investments                                             (3,115,994)
Net realized and unrealized loss on investments                                                  (1,932,248)
Change in net assets resulting from operations                                                $  21,809,184

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED INCOME TRUST


                                                                              SIX MONTHS
                                                                                 ENDED
                                                                              (UNAUDITED)        YEAR ENDED
                                                                                JULY 31,         JANUARY 31,
                                                                                  1998               1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                        $ 23,741,432      $ 54,077,741
Net realized gain on investments ($1,183,746 and $16,260,368,
respectively, as computed for federal tax purposes)                             1,183,746        16,279,577
Net change in unrealized appreciation/depreciation                             (3,115,994)        2,287,217
Change in net assets resulting from operations                                 21,809,184        72,644,535
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Institutional Shares                                                          (21,806,802)      (51,782,096)
Institutional Service Shares                                                   (1,310,751)       (2,738,632)
Change in net assets resulting from distributions to shareholders             (23,117,553)      (54,520,728)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                   86,462,653       171,602,234
Net asset value of shares issued to shareholders in payment of
distributions declared                                                          5,261,630        14,317,427
Cost of shares redeemed                                                      (117,720,341)     (296,011,693)
Change in net assets resulting from share transactions                        (25,996,058)     (110,092,032)
Change in net assets                                                          (27,304,427)      (91,968,225)
NET ASSETS:
Beginning of period                                                           789,831,322       881,799,547
End of period (including undistributed net investment income of
$623,879 and $0, respectively)                                              $ 762,526,895     $ 789,831,322

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
FEDERATED INCOME TRUST
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTHS
                                           ENDED
                                           (UNAUDITED)
                                             JULY 31,                              YEAR ENDED JANUARY 31,
                                               1998        1998           1997         1996          1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD         $10.38       $10.15         $10.39       $  9.70        $10.50         $10.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.32         0.66           0.68          0.67          0.70           0.77
Net realized and unrealized gain
(loss) on investments                         (0.03)        0.24          (0.24)         0.69         (0.80)         (0.23)
Total from investment operations               0.29         0.90           0.44          1.36         (0.10)          0.54
LESS DISTRIBUTIONS
Distributions from net investment income      (0.31)       (0.67)         (0.68)        (0.67)        (0.70)         (0.77)
Distributions in excess of net
realized gain on investments                     --           --             --            --            --             --
Total distributions                           (0.31)       (0.67)         (0.68)        (0.67)        (0.70)         (0.77)
NET ASSET VALUE, END OF PERIOD               $10.36       $10.38         $10.15        $10.39       $  9.70         $10.50
TOTAL RETURN(A)                                2.82 %       9.20 %         4.44 %       14.44 %       (0.86) %        5.22 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                       0.57 %*      0.58 %         0.58 %        0.58 %        0.56 %         0.51 %
Net investment income                          6.18 %*      6.50 %         6.70 %        6.67 %        6.99 %         7.28 %
Expense waiver/reimbursement(b)                0.21 %*      0.22 %         0.22 %        0.22 %          --             --
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $713,887     $746,407       $838,542      $983,093    $1,119,976     $1,727,247
Portfolio turnover                              111 %        306 %          212 %         184 %         217 %          178 %

 * Computed on an annualized basis.
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements) FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
FEDERATED INCOME TRUST
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                             JULY 31,                      YEAR ENDED JANUARY31,
                                               1998         1998        1997       1996       1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD          $10.38       $10.15      $10.39    $  9.70     $10.50      $10.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           0.30         0.64        0.65       0.65       0.68        0.75
Net realized and unrealized gain
(loss) on investments                          (0.02)        0.24       (0.24)      0.69      (0.80)      (0.23)
Total from investment operations                0.28         0.88        0.41       1.34      (0.12)       0.52
LESS DISTRIBUTIONS
Distributions from net
investment income                              (0.30)       (0.65)      (0.65)     (0.65)     (0.68)      (0.75)
NET ASSET VALUE, END OF PERIOD                $10.36       $10.38      $10.15     $10.39    $  9.70      $10.50
TOTAL RETURN (A)                                2.71 %       8.96 %      4.21 %    14.19 %    (1.08 %)     4.96 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.79 %*      0.80 %      0.80 %     0.80 %     0.78 %      0.76 %
Net investment income                           5.74 %*      6.28 %      6.49 %     6.45 %     6.75 %      7.03 %
Expense waiver/reimbursement(b)                 0.24 %*      0.25 %      0.25 %     0.25 %     0.22 %        --
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $48,640      $43,424     $43,257    $40,788    $40,428     $67,176
Portfolio turnover                               111 %        306 %       212 %      184 %      217 %       178 %

 * Computed on an annualized basis.
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
FEDERATED INCOME TRUST
JULY 31, 1998 (UNAUDITED)

ORGANIZATION
Federated Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is current income.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS
U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS
It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES
It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At January 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $106,232,141, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year   Expiration Amount
    1999             $ 1,962,942
    2003              99,607,733
    2005               4,661,466

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS
The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                           JULY 31, 1998                   JANUARY 31, 1998
INSTITUTIONAL SHARES                                    SHARES          AMOUNT          SHARES            AMOUNT
Shares sold                                            7,524,166   $   77,849,008     15,549,209    $  159,250,672
Shares issued to shareholders in payment of
distributions declared                                   458,830        4,747,082      1,254,667        12,827,066
Shares redeemed                                      (11,003,861)    (113,879,770)   (27,486,985)     (281,173,119)
Net change resulting from Institutional Share
transactions                                          (3,020,865)   $ (31,283,680)   (10,683,109)   $ (109,095,381)
                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                           JULY 31, 1998                   JANUARY 31, 1998
INSTITUTIONAL SERVICE SHARES                            SHARES          AMOUNT          SHARES            AMOUNT
Shares sold                                              832,445    $   8,613,645      1,224,367    $   12,546,246
Shares issued to shareholders in payment of
distributions declared                                    49,734          514,548        145,892         1,490,361
Shares redeemed                                         (371,190)      (3,840,571)   ( 1,448,069)      (14,838,574)
Net change resulting from Institutional Service
Share transactions                                       510,989    $   5,287,622        (77,810)   $     (801,967)
Net change resulting from share transactions          (2,509,876)   $ (25,996,058)   (10,760,919)   $ (109,897,348)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE
Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE
The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES
FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000
Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1998, were as follows:

PURCHASES             $895,162,1 97
SALES                 $843,081,6 70

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr., Esq.
Glen R. Johnson
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
Glen R. Johnson
President
J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
Vice President
Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.
[graphic]
Federated Income Trust

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


SEMI-ANNUAL REPORT TO SHAREHOLDERS JULY 31, 1998 [graphic] Cusip 314199100 Cusip 314199209 8082203 (9/98) [graphic]